Loan	12 Months Ended
Dec. 31, 2021
Disclosure Of Loanstext Block [Abstract]
Loan

29. Loan

	December 31, 2021	December 31, 2020
Loan guaranteed by Swiss government (COVID-19)	—	50,000
Convertible loan	—	473,920
Total	—	523,920

Convertible Loan Agreement

	December 31, 2021	December 31, 2020
As of January 1	473,920	—
Gross proceeds at disbursement date	—	1,500,000
Embedded derivative, separated	—	(230,974)

Transaction costs allocated to host	—	(22,495)
Carrying amount at initial recognition	—	1,246,531

Converted principal amount	(644,813)	(895,455)
Accrued interest at 8%	8,348	31,920
Amortization	162,545	90,924

As of December 31	—	473,920

On September 7, 2020, our affiliate Altamira Medica AG (“Altamira”) and Auris Medical Holding Ltd. (“the Company”) entered into a convertible loan agreement with FiveT Capital Holding AG (“FiveT”) to raise CHF 1,500,000 to fund the initial development of AM-301. The loan has a term of 18 months and carries interest at 8% p.a., which shall not be paid in cash but added to the loan outstanding amount. At maturity, the unconverted outstanding amount of the loan including accrued interest shall become payable in cash. Altamira may choose to repay the total outstanding amount including the accrued interest at 130%, first time after 6 months with a prior written notice of 1 month. Prior to the expiry of the repayment notice period, the lender may convert the repayment amount.

Under the convertible loan agreement FiveT has the right to convert the outstanding principal amount including interest into the Company’s common shares or alternatively into Altamira shares. The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($1.35 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira. By December 31, 2020, an amount of CHF 895,455 has been converted into 737,000 common shares of the Company (at a conversion price of $1.35).

The convertible loan is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are valued by an independent consultant initially and at period end at fair value, applying a simulation-based valuation approach. The valuation of the embedded financial derivatives is based on input parameters, classified as Level 3. One of the significant inputs is the historical volatility of the Company’s common shares. The underlying share price development has been simulated based on a Geometric Brownian Motion (GBM). In accordance with the GBM definition, a normalized, sustainable level of volatility was applied. The normalized volatility used as per December 31, 2020 was 90.9%, over a lookback period of 12 months. Other significant assumptions relate to the expected exercise date, the expected execution date, the calculation of the repayment amount, as well as assumptions with regards to the early repayment trigger and to the conversion option in Altamira shares. The embedded derivatives of the convertible loan are closely related to each other and are therefore accounted for as a single instrument (i.e., a compound derivative). Due to the conversion based on market share price, the conversion right may result in a variable number of conversion shares and the embedded derivatives are therefore classified as a financial liability.

The carrying amount of the host contract at initial recognition is the difference between the carrying amount of the hybrid contract and the fair value of the embedded derivatives. The host is then subsequently measured at amortized cost, using the effective interest rate method. As of December 31, 2020, the carrying amount (including accrued interest) of the host for the unconverted outstanding loan amounted to CHF 473,920 and is included in the balance sheet under current liabilities. On March 4, 2021, the remaining amount of CHF 644,813 including amortization and interest was converted into 516,814 common shares of Altamira at a conversion price of USD 1.35. As a result, the carrying amount of the convertible loan as of December 31, 2021 is CHF 0.

The fair value of the embedded derivatives of the outstanding loan units amounted to CHF 0 (31.12.2020: CHF 310,439 included in current derivative financial instruments). Expenses related to fair value measurement of embedded derivatives of CHF 416,003 (2020: CHF 2,248,257) as well as effective interest and transaction costs of CHF 170,893 (2020: CHF 127,418) were recorded as financial expenses in profit or loss.